Income Taxes (Details) - Schedule of Federal Statutory Tax Rate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Federal Statutory Tax Rate [Abstract]
Net loss for the period	$ (26,295,727)	$ (26,387,336)	$ (11,690,098)
Statutory income tax rate	25.00%	25.00%	25.00%
Expected in tax recovery at statutory income tax rates	$ (6,574,000)	$ (6,597,000)	$ (2,923,000)
Permanent differences	904,000	2,342,000	1,601,000
Difference in tax rates, foreign exchange, and other	5,695,000	3,723,000	484,000
Change in deferred tax assets not recognized	(25,000)	532,000	838,000
Income tax recovery